Related Parties - Schedule of Significant Related Parties (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Billion Built International Limited [member]
Disclosure of transactions between related parties [line items]
Sales to
Paid on behalf	66,719
Loan to
Loan from
Wing Hong Pharmaceutical Limited [member]
Disclosure of transactions between related parties [line items]
Sales to	40,902	$ 1,564
Paid on behalf
Loan to
Loan from
HongKong Profit Fields Group Limited [member]
Disclosure of transactions between related parties [line items]
Sales to		52,234
Paid on behalf
Loan to
Loan from
Mr. Lap Sun Wong [member]
Disclosure of transactions between related parties [line items]
Sales to
Paid on behalf
Loan to	12,506
Loan from	$ 347,469	1,675
Mr. Zhifang Zhang [member]
Disclosure of transactions between related parties [line items]
Sales to
Paid on behalf
Loan to
Loan from		$ 5,776